Prepayments	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Prepayments [Abstract]
Prepayments	Note 6 – Prepayments
	As of September 30, 2024	As of June 30, 2024
	(Unaudited)	(Audited)
Deposits to suppliers	$373,881	$358,526
Note 6 – Prepayments
	As of June 30, 2024	As of June 30, 2023

Deposits to suppliers	$358,526	$248,551